Pay vs Performance Disclosure	12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	SCT Total Compensation for PEO (1) ($)	Compensation Actually Paid to PEO(1) (2) ($)	Average SCT Total Compensation for Other NEOs (3) ($)	Average Compensation Actually Paid to Other NEOs (2) (3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (5) (in millions) ($)	Company Selected Measure:

Fiscal Year					Total Stockholder Return(4) ($)	Peer Group Stockholder Return (4) ($)		Non-GAAP EPS (6) ($)

2025	16,051,141	1,770,870	4,115,552	1,372,565	67.09	103.97	374.9	4.13
2024	15,427,631	39,832,969	3,767,148	8,460,906	100.46	98.46	392.3	3.69
2023	13,490,923	22,309,137	3,462,463	4,997,872	74.8	75.2	294.2	3.20
2022	11,735,964	(9,232,263)	3,122,556	(1,008,290)	65.59	77.44	385.8	3.11
2021	10,994,906	36,205,083	2,772,601	7,944,570	100	100	2,944.7	3.31

Company Selected Measure Name	Non-GAAP EPS
Named Executive Officers, Footnote	Mr. White served as our PEO in each of the fiscal years presented.Mr. Andrews, Mr. McBride, Ms. Sheffield, and Mr. Warner were our non-PEO NEOs in each of the fiscal years presented.
PEO Total Compensation Amount	$ 16,051,141	$ 15,427,631	$ 13,490,923	$ 11,735,964	$ 10,994,906
PEO Actually Paid Compensation Amount	$ 1,770,870	39,832,969	22,309,137	(9,232,263)	36,205,083
Adjustment To PEO Compensation, Footnote	Total compensation reported for our PEO and the average compensation of the Other NEOs for each fiscal year in the 2025 Summary Compensation Table was adjusted in accordance with Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”. The following table shows the adjustments made for fiscal 2025:

	FY 2025
	CEO ($)	Average for Other NEOs ($)

SCT Total Compensation	16,051,141	4,115,552
Adjustments for Equity Fair Value:
Deduct: equity award value reported in the SCT	(13,285,968)	(2,824,978)
Add: FYE fair value (FV) of all equity awards granted during FY25 that are outstanding and unvested at FY25 year-end	8,630,400	1,951,278
Add/(Deduct): Change in FV of outstanding and unvested awards granted in prior years based on change from FY24 year-end to FY25 year-end	(7,484,514)	(1,438,232)
Add/(Deduct): Change in FV of awards granted in prior years that vested in FY25 based on change from FY24 year-end to vesting date in FY25	(2,114,581)	(408,250)
Adjustments for Pension Value:
(Deduct): aggregate change in actuarial present value of the RIP	(52,453)	(50,133)
Add/(Deduct): prior service cost attributed to benefits under the RIP	26,845	27,328
Compensation Actually Paid in FY:	1,770,870	1,372,565
	Equity values are calculated in accordance with ASC 718. The SCT value of stock options relies on a Black-Scholes Model and the year-end value of stock options used for determining CAP was calculated using the Hull-White Lattice Model. For a discussion of valuation assumptions, see Note 9, Stock Plans, in our Notes to Consolidated Financial Statements included in our 2025 Annual Report.
Non-PEO NEO Average Total Compensation Amount	$ 4,115,552	3,767,148	3,462,463	3,122,556	2,772,601
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,372,565	8,460,906	4,997,872	(1,008,290)	7,944,570
Adjustment to Non-PEO NEO Compensation Footnote	Total compensation reported for our PEO and the average compensation of the Other NEOs for each fiscal year in the 2025 Summary Compensation Table was adjusted in accordance with Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”. The following table shows the adjustments made for fiscal 2025:

	FY 2025
	CEO ($)	Average for Other NEOs ($)

SCT Total Compensation	16,051,141	4,115,552
Adjustments for Equity Fair Value:
Deduct: equity award value reported in the SCT	(13,285,968)	(2,824,978)
Add: FYE fair value (FV) of all equity awards granted during FY25 that are outstanding and unvested at FY25 year-end	8,630,400	1,951,278
Add/(Deduct): Change in FV of outstanding and unvested awards granted in prior years based on change from FY24 year-end to FY25 year-end	(7,484,514)	(1,438,232)
Add/(Deduct): Change in FV of awards granted in prior years that vested in FY25 based on change from FY24 year-end to vesting date in FY25	(2,114,581)	(408,250)
Adjustments for Pension Value:
(Deduct): aggregate change in actuarial present value of the RIP	(52,453)	(50,133)
Add/(Deduct): prior service cost attributed to benefits under the RIP	26,845	27,328
Compensation Actually Paid in FY:	1,770,870	1,372,565
	Equity values are calculated in accordance with ASC 718. The SCT value of stock options relies on a Black-Scholes Model and the year-end value of stock options used for determining CAP was calculated using the Hull-White Lattice Model. For a discussion of valuation assumptions, see Note 9, Stock Plans, in our Notes to Consolidated Financial Statements included in our 2025 Annual Report.
Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP and TSR for the Company and the S&P 500 Healthcare Equipment Index
Compensation Actually Paid vs. Net Income	Relationship between CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and Non-GAAP EPS
Total Shareholder Return Vs Peer Group	Relationship between CAP and TSR for the Company and the S&P 500 Healthcare Equipment Index
Tabular List, Table	Revenue •Non-GAAP EPS •Free Cash Flow •Non-GAAP Operating Income
Total Shareholder Return Amount	$ 67.09	100.46	74.8	65.59	100
Peer Group Total Shareholder Return Amount	103.97	98.46	75.2	77.44	100
Net Income (Loss)	$ 374,900,000	$ 392,300,000	$ 294,200,000	$ 385,800,000	$ 2,944,700,000
Company Selected Measure Amount	4.13	3.69	3.20	3.11	3.31
PEO Name	Mr. White	Mr. White	Mr. White	Mr. White	Mr. White
Additional 402(v) Disclosure	Reflects cumulative total stockholder return (“TSR") of the Company and of the S&P 500 Healthcare Equipment Index assuming a $100 investment on October 31, 2021 and the reinvestment of all dividends.This column presents the Company's consolidated net income as reported in our Annual Report on Form 10-K for each covered year.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Non-GAAP Measure Description	Non-GAAP EPS as reported in our year-end earnings disclosures. For a reconciliation between GAAP and non-GAAP measures, see Reconciliation of Selected GAAP Results to Non-GAAP Results. Prior years have been adjusted for the 4-for-1 stock split that occurred in February 2024.
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (52,453)
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,845
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,285,968)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,630,400
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,484,514)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,114,581)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,133)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,328
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,824,978)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,951,278
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,438,232)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (408,250)